Financial Instruments (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2016	Mar. 31, 2016
Investments, All Other Investments [Abstract]
Fair Value of Financial Liabilities

The table below summarizes the fair value of the Company’s financial liabilities measured at fair value:

	Fair Value at September 30, 2016	Fair Value Measurement Using
		Level 1	Level 2	Level 3
Derivative liability – Warrants	$-	$-	$-	$-

The table below summarizes the fair value of the Company’s financial liabilities measured at fair value:

	Fair Value at	Fair Value Measurement Using
	March 31, 2016	Level 1	Level 2	Level 3
Derivative liability – Warrants	$27,479	$-	$-	$27,479

Changes in the Fair Value of Level 3 Financial Liabilities

The table below sets forth a summary of changes in the fair value of the Company’s Level 3 financial liabilities (warrant derivative liability) for the periods ended September 30, 2016 and March 31, 2016:

	September 30, 2016	March 31, 2016
Balance at beginning of period	$27,479	$364,878

Derivative instruments exercised	(43,521)	(509,054)
Change in fair market value, recognized in operations as professional fees	16,042	171,655

Balance at end of period	$-	$27,479

The table below sets forth a summary of changes in the fair value of the Company’s Level 3 financial liabilities (warrant derivative liability) for the periods ended March 31, 2016 and 2015:

	March 31, 2016	March 31, 2015
Balance at beginning of year	$364,878	$-

Additions to derivative instruments, recognized in earnings as professional fees (Note 9(b))	-	240,000
Additions to derivative instruments as a result of issuance in settlement of debt (Note 9(b))	-	2,060
Additions to derivative instruments as a result of issuance of units (Note 9(b))	-	6,213
Derivative instruments exercised	(509,054)	(32,675)
Change in fair market value, recognized in operations as professional fees	171,655	149,280

Balance at end of year	$27,479	$364,878

Estimated Fair Value Assumptions

The following are the key weighted average assumptions used in connection with the estimation of fair value as at September 30, 2016:

September 30, 2016
Number of shares underlying the warrants	337,200
Fair market value of the stock	$0.52
Exercise price	USD$0.1060 ($0.1390)
Expected volatility	227%
Risk-free interest rate	0.52%
Expected dividend yield	0%
Expected warrant life (years)	0.49

The following are the key weighted average assumptions used in connection with the estimation of fair value as at March 31, 2016:

	March 31, 2016
Number of shares underlying the warrants		381,700
Fair market value of the stock		$0.65
Exercise price	USD$	0.10 ($0.1275)
Expected volatility		150%
Risk-free interest rate		0.54%
Expected dividend yield		0%
Expected warrant life (years)		0.99